Income Taxes - Additional Information (Detail) ¥ in Thousands, $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Effective income tax reconciliation statutory tax rate	25.00%	25.00%
Income tax expense benefit	¥ 3,049	$ 473	¥ 30,258
Effective income tax rae from continuing operations	3.00%	3.00%	171.00%
Effective income tax reconciliation CIT rate	20.00%	20.00%
Hainan Quhuo And Haikou Chengtu [Member]
Income Tax Disclosure [Line Items]
Effective income tax reconciliation preferential tax rate	15.00%	15.00%
Beijing Quhuo [Member]
Income Tax Disclosure [Line Items]
Effective income tax reconciliation preferential tax rate	15.00%	15.00%		15.00%
First One Million Yuan [Member]
Income Tax Disclosure [Line Items]
Effective income tax reconciliation tax exempt income	75.00%	75.00%
One Million To Three Million Yuan [Member]
Income Tax Disclosure [Line Items]
Effective income tax reconciliation tax exempt income	50.00%	50.00%
Inland Revenue, Hong Kong [Member]
Income Tax Disclosure [Line Items]
Effective income tax reconciliation statutory tax rate	16.50%	16.50%
Withholding tax rate	0.00%	0.00%